INVESTMENTS IN ASSOCIATES AND JOINT VENTURES - Changes in carrying amount of investments in associates (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
INVESTMENTS IN ASSOCIATES AND JOINT VENTURES
Beginning Balance	$ 2,720,559
Ending Balance	2,915,633	$ 2,720,559
Associates
INVESTMENTS IN ASSOCIATES AND JOINT VENTURES
Beginning Balance	2,138,156	1,973,092
Equity method - Gain	265,885	179,033
OCI (Equity method)	5,364	2,904
OCI (Translation adjustment)	4,466	2,912
Purchase / capitalizations	136,362	13,271
Sells or refund of contributions	(229,430)	(20,256)
Impairment loss / recovery	(2,656)	(1,733)
Dividends	(28,005)	(22,307)
Others	10,308	11,240
Ending Balance	2,300,450	2,138,156
Accumulated other comprehensive income before tax of investments in associates	13,385	15,715
Associates | P.A. Viva Malls
INVESTMENTS IN ASSOCIATES AND JOINT VENTURES
Beginning Balance	1,355,688	1,263,765
Equity method - Gain	189,132	105,202
Sells or refund of contributions	(14,361)	(13,279)
Ending Balance	1,530,459	1,355,688
Associates | Proteccion S.A.
INVESTMENTS IN ASSOCIATES AND JOINT VENTURES
Beginning Balance	630,821	582,073
Equity method - Gain	46,812	56,901
OCI (Equity method)	3,137	2,178
Purchase / capitalizations	61,728
Sells or refund of contributions	(208,914)
Dividends		(10,331)
Ending Balance	533,584	630,821
Associates | Others
INVESTMENTS IN ASSOCIATES AND JOINT VENTURES
Beginning Balance	151,647	127,254
Equity method - Gain	29,941	16,930
OCI (Equity method)	2,227	726
OCI (Translation adjustment)	4,466	2,912
Purchase / capitalizations	74,634	13,271
Sells or refund of contributions	(6,155)	(6,977)
Impairment loss / recovery	(2,656)	(1,733)
Dividends	(28,005)	(11,976)
Others	10,308	11,240
Ending Balance	236,407	151,647
Associates | Internacional Ejecutiva de Aviacion S.A.S.
INVESTMENTS IN ASSOCIATES AND JOINT VENTURES
Beginning Balance	558
Ending Balance	6,455	558
Recoverable amount	10,359	1,443
Reversal of impairment losses	5,032
Impairment loss recognized in the Statement of Income		1,733
Associates | Reintegra S.A.S.
INVESTMENTS IN ASSOCIATES AND JOINT VENTURES
Beginning Balance	8,049
Ending Balance	11,211	$ 8,049
Recoverable amount	8,735
Impairment loss recognized in the Statement of Income	$ 7,688